As filed with the Securities and Exchange Commission on October 22, 2009

Registration Nos. 333-84023 and 811-09507

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 22	☒

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A

(Exact Name of Registrant)

FARMERS NEW WORLD LIFE INSURANCE COMPANY

(Name of Depositor)

3003 - 77th Avenue, S.E., Mercer Island, Washington 98040

(Address of Depositor’s Principal Executive Offices)

(206) 232-8400

(Depositor’s Telephone Number, including Area Code)

Name and Address of Agent for Service:

Brian F. Kreger, Esq.

Vice President, Corporate Secretary and General Counsel

Farmers New World Life Insurance Company

3003 - 77th Avenue, S.E.

Mercer Island, Washington 98040

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On October 23, 2009 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under individual flexible premium variable life insurance policies.

Explanatory Note

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of reflecting changes relating to the investment options available under the variable life insurance policies described in the Registration Statement. These changes are the result of the merger of the MidCap Stock Account of the Principal Variable Contracts Funds, Inc. (“Fund”) into the Fund’s MidCap Blend Account. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

Supplement Dated October 23, 2009

To the

Prospectus Dated May 1, 2009

For the

Farmers Variable Universal Life

Issued through

Farmers Variable Life Separate Account A (the “Separate Account”)

Offered by

Farmers New World Life Insurance Company

IMPORTANT NOTICE REGARDING FUND MERGER

Effective October 23, 2009, the PVC MidCap Stock Account will merge into and become part of the PVC MidCap Blend Account of Principal Variable Contracts Funds, Inc. (“PVC”). As of the close of business on October 23, 2009, the subaccount investing in the PVC MidCap Stock Account will own shares of the PVC MidCap Blend Account, and will be combined into a new subaccount that invests in the PVC MidCap Blend Account. Following the merger, your investment in the subaccount investing in the PVC MidCap Stock Account will automatically become an investment in the subaccount investing in the PVC MidCap Blend Account.

Unless you provide us with alternative instructions, any instructions that you have in effect with respect to the subaccount that invests in the PVC MidCap Stock Account will be treated as instructions with respect to the subaccount that invests in the PVC MidCap Blend Account. Such instructions would include, for example, instructions as to allocation of premium payments and instructions for automatic programs, such as the Automatic Asset Rebalancing Program or Dollar Cost Averaging Program. However, you may change such instructions at any time, in the manner and subject to the terms and conditions set forth in your Contract to the Prospectus.

You will not incur any fees or charges or any tax liability because of the merger, and your contract value in the subaccount corresponding to the PVC MidCap Stock Account immediately before the merger will equal your contract value in the subaccount corresponding to the PVC MidCap Blend Account immediately after the merger.

This Supplement amends the current Prospectus by removing references to PVC MidCap Stock Account and inserting PVC MidCap Blend Account in the following places:

1.	In the identification of the funding choices on the cover page of the Prospectus, under Principal Variable Contracts Funds, Inc. (“PVC”) – Class 2 Shares, delete reference to PVC MidCap Stock Account and replace it with the following:

Principal Variable Contracts Funds, Inc. (“PVC”) – Class 2 Shares

PVC MidCap Blend Account1 (effective 10-23-09)

[1]	Effective after the close of business on October 23, 2009, the PVC MidCap Stock Account was merged into the existing PVC MidCap Blend Account of Principal Variable Contracts Funds, Inc.

2.	On page 16 of your Prospectus, delete reference to the PVC MidCap Stock Account and add the following:

Portfolio	Investment Objective and Investment Adviser
PVC MidCap Blend Account (Class 2 Shares) (effective 10-23-09)[2]	Seeks to achieve capital appreciation. The investment adviser is Principal Management Corporation and the portfolio is currently managed by Principal Global Investors.

[2]	Effective after the close of business on October 23, 2009, the PVC MidCap Stock Account was merged into the existing PVC MidCap Blend Account of Principal Variable Contracts Funds, Inc.

Please retain this Supplement for future reference.

*    *    *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008 or write the Service Center at P. O. Box 724208, Atlanta, GA 31139.

PART C

OTHER INFORMATION

Item 26.	Exhibits

(a)	Board of Directors Resolutions.

1)	Resolution of the Board of Directors of Farmers New World Life Insurance Company establishing Farmers Variable Life Separate Account A.[1]

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

1)	Form of Distribution Agreement.[2]

2)	Form of Investors Brokerage Services, Inc. Registered Representative Agreement.[2]

3)	Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions LLC.[6]

4)	Registered Representative Agreement Farmers Financial Solutions LLC.[6]

5)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC. [17]

6)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.[21]

(d)	Contracts.

1)	Revised Specimen Flexible Premium Variable Life Insurance Policy.[3]

2)	Revised Monthly Disability Benefit Rider.3 12

3)	Revised Waiver of Deduction Benefit Rider.[3]

4)	Revised Accidental Death Benefit Rider.[3]

5)	Revised Additional Insured Term Insurance Rider.[3]

6)	Revised Children’s Term Insurance Rider.[3]

7)	Automatic Increase Benefit Rider.[3]

8)	Accelerated Benefit Rider.[3]

9)	Final Contract for the Individual Flexible Premium Variable Life Insurance Policy.[14]

10)	Accelerated Benefit Rider for Terminal Illness.[16]

11)	Revised Variable Policy Facing Page (2004).[16]

(e)	Applications.

1)	Form of Application for Flexible Premium Life Insurance.[3]

2)	Form of Variable Policy Application Supplement.[4]

3)	Revised Variable Policy Application Supplement.[8] [10]

4)	Revised Variable Policy Application Supplement.[13]

5)	Revised Variable Policy Application Supplement (2007). [19]

6)	Revised Variable Policy Application supplement (May 2008) [24]

(f)	Depositor’s Certificate of Incorporation and By-Laws.

1)	Articles of Incorporation of Farmers New World Life Insurance Company.[1]

2)	By-laws of Farmers New World Life Insurance Company.[1]

3)	Amended Articles of Incorporation of Farmers New World Life Insurance Company. [20]

(g)	Reinsurance Contracts.

1)	Facultative Yearly Renewable Term Reinsurance Agreement Between Farmers New World Life Insurance Company and Company A.[14]

2)	Facultative Yearly Renewable Term Reinsurance Agreement Between Farmers New World Life Insurance Company and Company B.[14]

(h)	Participation Agreements.

1)	Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life Insurance Company.[4]

2)	Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.[4]

3)	Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.[4]

4)	Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.[4]

5)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.[2]

6)	Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.[6]

7)	Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.[6]

8)	Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.[6]

9)	Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.[6]

10)	Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.[6]

11)	Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.[6]

12)	Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.[6]

13)	Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.[6]

14)	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.[6]

15)	Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.[6]

16)	Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.[8]

17)	Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.[10]

18)	Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.[15]

19)	Supplement to Participation Agreement among DWS Variable Series II, Deutsche Investment Management Americas Inc., DWS Scudder Distributors, Inc., and Farmers New World Life Insurance Company. [19]

20)	Form of Rule 22c-2 Shareholder Information Agreement. [19]

21)	Letter of Understanding and Extension of WM Participation Agreement, among Principal Funds Distributor, Inc., and Farmers New World Life Insurance Company, dated as of January 5, 2007. [19]

20)

Amendment to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company.[23]

21)	Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company.[23]

22)	Amendment No. 3 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company.[23]

23)	Participation Agreement among Principal Funds Distributor, Inc. and Farmers New World Life Insurance Company. [24]

24)

Amendment No. 3 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series I (formerly Kemper Variable Series), DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company. [24]

25)

Amendment No. 2 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series II, DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company. [24]

26)

Amendment No. 2 to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company. [24]

27)	Amendment No. 6 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company. [24]

28)	Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Institutional Shares), Janus Capital Corporation and Farmers New World Life Insurance Company. [24]

29)	Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Service Shares), Janus Capital Corporation and Farmers New World Life Insurance Company. [24]

30)	Amendment No. 2 to the Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC, and Farmers New World Life Insurance Company.[24]

31)	First Amendment to the Participation Agreement among Principal Funds Distributor, Inc. and Farmers New World Life Insurance Company.[26]

(i)	Administrative Contracts.

1)	Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.[2]

2)	Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.[2]

3)	Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.[8]

(j)	Other Material Contracts.

1)	Powers of Attorney.1 7 11 14 16 18 20

(k)	Legal Opinion.

1)	Opinion of Brian F. Kreger, Esquire. [27]

(l)	Actuarial Opinion.

1)	Opinion of Ryan R. Larson, FSA, MAAA. [16]

(m)	Calculations.[12]

(n)	Other Opinions.

1)	Consent of PricewaterhouseCoopers LLP. [25]

2)	Consent of Deloitte & Touche LLP.[12]

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption.

1)	Description of issuance, transfer and redemption procedures.[3]

2)	Revised description of issuance, transfer and redemption procedures (May 2000).[5]

3)	Revised description of issuance, transfer and redemption procedures (May 2001).[7]

4)	Revised description of issuance, transfer and redemption procedures (May 2002).[9]

5)	Revised description of issuance, transfer and redemption procedures (May 2004).[14]

6)	Revised Description of Issuance, Transfer and Redemption Procedures (May 2005).[16]

7)	Revised description of issuance, transfer and redemption procedures (September 2008).[23]

[1]	Incorporated herein by reference to the initial registration statement on the Form S-6 for this product (File No. 333-84023) filed with the SEC on July 29, 1999.
[2]

Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on November 15, 1999.

[3]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Form S-6 registration statement (File No. 333-84023) filed with the SEC on December 2, 1999.
[4]

Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 registration statement for Farmers Annuity Separate Account (File No. 333-85183) filed with the SEC on April 21, 2000.

[5]	Incorporated herein by reference to Post-Effective Amendment No. 1 to this Form S-6 registration statement (File No. 333-84023) filed with the SEC on April 21, 2000.
[6]

Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on April 27, 2001.

[7]	Incorporated herein by reference to Post-Effective Amendment No. 2 to this Form S-6 registration statement (File No. 333-84023) filed with the SEC on April 27, 2001.
[8]

Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on April 26, 2002.

[9]	Incorporated herein by reference to Post-Effective Amendment No. 3 to this Form S-6 registration statement (File No. 333-84023) filed with the SEC on April 26, 2002.
[10]

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on August 27, 2002.

[11]	Incorporated herein by reference to Post-Effective Amendment No. 4 to this Form S-6 registration statement (File No. 333-84023) filed with the SEC on August 28, 2002.
[12]	Incorporated herein by reference to Post-Effective Amendment No. 6 to this Form N-6 registration statement (File No. 333-84023) filed with the SEC on April 28, 2003.
[13]

Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on April 27, 2004.

[14]	Incorporated herein by reference to Post-Effective Amendment No. 7 to this Form N-6 registration statement (File No. 333-84023) filed with the SEC on April 27, 2004.
[15]

Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on April 28, 2005.

[16]	Incorporated herein by reference to Post-Effective Amendment No. 8 to this Form N-6 registration statement (File No. 333-84023) filed with the SEC on April 28, 2005.
[17]

Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on April 26, 2006.

[18]

Incorporated herein by reference to Post-Effective Amendment No. 9 to this registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on April 26, 2006 (File Nos. 333-84023 and 811-09507).

[19]

Incorporated herein by reference to Post Effective Amendment No. 9 to the Form N-4 registration statement for Farmers Annuity Separate Account A (File No. 333-85183) filed with the SEC on April 25, 2007.

[20]

Incorporated herein by reference to the initial registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on March 4, 2008 (File Nos. 333-149540 and 811-09507).

[21]	Incorporated herein by reference to Post-Effective Amendment No. 10 on Form N-4 for Farmers Variable Annuity Separate Account filed with the SEC on April 29, 2008 (File Nos. 333-85183 and 811-09547).
[22]

Incorporated herein by reference to Post-Effective Amendment No. 11 to this registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on April 29, 2008 (File Nos. 333-84023 and 811-09507).

[23]

Incorporated herein by reference to the Pre-effective Amendment No. 1 to the initial registration statement on Form N-6/A for Farmers Variable Life Separate Account A filed with the SEC on August 11, 2008 (File Nos. 333-149540 and 811-09507).

[24]

Incorporated herein by reference to the Pre-effective Amendment No. 2 to the initial registration statement on Form N-6/A Farmers Variable Life Separate Account A filed with the SEC on August 27, 2008 (File Nos. 333-149540 and 811-09507)

[25]

Incorporated herein by reference to Post-Effective Amendment No. 12 to this registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on April 29, 2008 (File Nos. 333-84023 and 811-09507).

[26]

Incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-4 for Farmers Variable Annuity Separate Account filed with the SEC on October 22, 2009 (File Nos. 333-85183 and 811-09547).

[27]	Filed herewith.

Item 27.	Directors and Officers of the Depositor

(r) Name and Principal Business Address	(s) Position and Office with Depositor
Paul N. Hopkins[1]	Chairman of the Board and Director
Debra Broek-DeBoer[7]	Director
Kevin Hogan[8]	Director
Gary R. Severson[4]	Director
Stanley R. Smith[5]	Director
John F. Sullivan, Jr.[6]	Director
Katherine P. Cody	Senior Vice President, Chief Financial Officer, and Director
Brian F. Kreger[2]	Corporate Secretary, Vice President, and General Counsel
Ryan R. Larson[2]	Senior Vice President and Chief Actuary
Michael W. Keller[2]	Chief Marketing Officer and Senior Vice President
James I. Randolph[2]	Senior Vice President and Assistant Secretary
Leeann G. Badgett[2]	Assistant Treasurer
Gerald A. Dulek[6]	Assistant Vice President
Patricia M. Evans[1]	Assistant Treasurer
Doren E. Hohl[1]	Assistant Secretary
Paul F. Hott[2]	Assistant Vice President
Deborah M. Kusaka[2]	Assistant Treasurer
Anthony J. Morris[1]	Assistant Treasurer
Harris Mortensen[2]	Assistant Secretary
Dennis J. A. Nibbe[2]	Assistant Treasurer
John R. Patton[2]	Assistant Vice President and Assistant Secretary

James P. Brennan, Sr., Esq. serves as the Chief Compliance Officer for the Registrant.2

[1]	The principal business address is 4680 Wilshire Boulevard, Los Angeles, CA 90010.
[2]	The principal business address is 3003 – 77th Ave. SE, Mercer Island, WA 98040.
[3]	The principal business address is 801 2nd Ave., Seattle, WA 98104.
[4]	The principal business address is 3150 Tolouse Circle, Thousand Oaks, CA 91362.
[5]	The principal business address is 1201 3rd Ave., #3390, Seattle, WA 98101.
[6]	The principal business address is 30801 Agoura Road, Bldg. 1, Westlake Village, CA 91301.
[7]	The principal business address is Mythenquai 2, 8002 Zurich, Schweiz.
[8]	The principal business address is 105 East 17th Street, Second Floor, New York, NY 10003.

Item 28.	Persons Controlled By or Under Common Control With the Depositor or Registrant

Organizations Affiliated with Zurich Financial Services

Company	Domiciled	Ownership	%
Aktiengesellschaft Assuricum	Switzerland	Zurich Insurance Company	99.60
Allied Zurich Holdings Limited	CI	Zurich Group Holding	100.00
Allied Zurich Limited UK	UK	Zurich Financial Services	100.00
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00
Assurance Company of America	NY	Maryland Casualty Company	100.00
BG Investments Ltd.	BDA	Aktiengesellschaft Assuricum	04.58
BG Investments Ltd.	BDA	Zurich Insurance Company	95.42
Centre Financial Services Holdings Limited	BDA	Centre Group Holdings Limited	100.00
Centre Group Holdings (US) Limited	DE	Centre Solutions (Burmuda) Limited	100.00
Centre Group Holdings Limited	BDA	CMSH Limited	100.00
Centre Insurance Company	DE	Centre Solutions (US) Limited	100.00
Centre Life Insurance Company	MA	Centre Solutions (US) Limited	100.00
Centre Reinsurance (US) Limited	BDA	Centre Reinsurance Holdings (Delaware) Limited	100.00
Centre Reinsurance Holdings (Delaware) Limited	DE	Centre Group Holdings (US) Limited	100.00
Centre Solutions (Bermuda) Limited	BDA	Centre Group Holdings Limited	100.00
Centre Solutions (US) Limited	BDA	Centre Group Holdings (US) Limited	100.00
Centre Solutions Holdings (Delaware) Limited	DE	Centre Solutions (US) Limited	100.00
CMSH Limited	BDA	Zurich Insurance Company	64.70
CMSH Limited	BDA	BG Investments, Ltd.	35.30
Colonial American Casualty & Surety Co.	MD	Fidelity & Deposit Company of Maryland	100.00
Constellation Reinsurance Company	NY	Centre Reinsurance Holdings (Delaware) Limited	100.00
Crown Management Services Limited	DE	CMSH Limited	100.00
Disability Management Services, Inc.	CT	Centre Group Holdings (US) Limited	40.00
Diversified Specialty Risk	TX	American Guarantee & Liability Insurance Co.	100.00
Empire Fire & Marine Insurance Company	NE	Zurich American Insurance Company	100.00
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00
Empire Management Services, Inc.	NE	Empire Fire & Marine Insurance Company	100.00
Farmers Group, Inc.	NV	Zurich Insurance Company	87.90
Farmers Group, Inc.	NV	Zurich Group Holdings	10.375
Farmers Group, Inc.	NV	Zurich RegCaPs Funding Limited Partnership	01.275
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services, LLC	DE	ZFUS Services, LLC	100.00
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
Fidelity & Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Kemper Corporation	DE	Zurich Holding Company of America	100.00
Kemper Investors Life Insurance Company	IL	Kemper Corporation	100.00
Keswick Realty, Inc.	IL	The Zurich Services Corporation	100.00
Maine Bonding and Casualty Co.	ME	Maryland Casualty Company	100.00
Maryland Casualty Company	MD	Zurich American Insurance Company	100.00
Maryland Insurance Company	TX	Maryland Casualty Company	100.00
MI Administrators, LLC	WA	FIG Leasing Company, Inc.	100.00

Company	Domiciled	Ownership	%
National Standard Insurance Company	TX	Maryland Casualty Company	100.00
Northern Insurance Company of New York	NY	Maryland Casualty Company	100.00
Orange Stone Holdings	IRE	CMSH Limited	100.00
Orange Stone Reinsurance	IRE	Crown Management Services Limited	100.00
Prematic Service Corporation (CA)	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation (CA)	CA	Fire Underwriters Association	9.00
Prematic Service Corporation (CA)	CA	Truck Underwriters Association	53.00
Prematic Service Corporation (NV)	NV	Prematic Service Corporation (CA)	100.00
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00
Sterling Forest LLC	DE	Zurich American Insurance Company	100.00
THIC Holdings LLC	NH	pending
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Universal Underwriters Acceptance Corp.	KS	Zurich Holding Company of America	100.00
Universal Underwriters Insurance Company	KS	Zurich American Insurance Company	100.00
Universal Underwriters Insurance Services, Inc.	MA	Universal Underwriters Management Company	100.00
Universal Underwriters Life Ins. Co.	KS	Universal Underwriters Insurance Company	100.00
Universal Underwriters Management Company	KS	Zurich Holding Company of America	100.00
Universal Underwriters of Texas Ins. Co.	TX	Universal Underwriters Insurance Company	100.00
Universal Underwriters Service Corp.	MO	Zurich Holding Company of America	100.00
ZC Specialty Insurance Company	TX	Centre Solutions (US) Limited	100.00
ZFS Finance, USA LLC I	DE	Zurich Holding Company of America	100.00
ZFS Finance, USA LLC II	DE	Zurich Holding Company of America	100.00
ZFS Finance, USA LLC III	DE	Zurich Holding Company of America	100.00
ZSFH, LLC	DE	Zurich Holding Company of America	100.00
ZFUS Services, LLC	DE	Zurich Holding Company of America	100.00
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00
Zurich Agency Services, Inc.	TX	Maryland Casualty Company	100.00
Zurich American Insurance Company	NY	Zurich Holding Company of America	100.00
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00
Zurich Benefit Finance, LLC	DE	Zurich Holding Company of America	100.00
Zurich CZI Management Holding, Ltd.	DE	Zurich Global Investment Management	100.00
Zurich E&S Brokerage, Inc.	CA	Zurich American Insurance Company	100.00
Zurich Finance, (USA), Inc.	DE	Zurich Holding Company of America	100.00
Zurich Global Investment Advisors, LLC	DE	Zurich Holding Company of America	100.00
Zurich Group Holding	Switzerland	Zurich Financial Services	57.70
Zurich Group Holding	Switzerland	Allied Zurich Limited UK	42.30
Zurich Holding Company of America	DE	Zurich Insurance Company	99.87
Zurich Holding Company of America	DE	Crown Management Services Limited	00.13
Zurich Insurance Company	Switzerland	Zurich Group Holding	100.00
Zurich International (Bermuda) Ltd.	BDA	BG Investments Ltd.	29.27
Zurich International (Bermuda) Ltd.	BDA	Zurich Insurance Company	30.31
Zurich International (Bermuda) Ltd.	BDA	Aktiengesellscaft Assuricum	40.42
Zurich Warranty Management Services LTD	UK	The Zurich Services Corporation	100.00
The Zurich Services Corporation	IL	Zurich Holding Company of America	100.00
Sterling Forest LLC	DE	Zurich America Insurance Company	100.00
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00
Vehicle Dealer Solutions, Inc.	FL	The Zurich Services Corporation	100.00
ZFS Finance USA LLC, IV	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance USA LLC, V	DE	Zurich Holding Company of America, Inc.	100.00
Zurich Latin America Corporation	DE	The Zurich Services Corporation	100.00

Zurich Financial Services conducts its primary insurance operations in the United States through Two property/casualty groups, each operating INDEPENDENTLY with its own staff:

Zurich U.S. Insurance Group

Farmers Insurance Group

Organizations Affiliated with Farmers New World Life Insurance Company

Company	Domiciled	Ownership	%
American Federation Insurance Company	FL	Foremost Insurance Company Grand Rapids, Michigan	100.00
APEX Adjustment Bureau, Inc.	FL	Bristol West Holdings, Inc.	100.00
Bayview Adjustment Bureau, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Holdings, Inc.	DE	Farmers Insurance Exchange	42.50
Bristol West Holdings, Inc.	DE	Fire Insurance Exchange	3.75
Bristol West Holdings, Inc.	DE	Mid-Century Insurance Company	47.50
Bristol West Holdings, Inc.	DE	Truck Insurance Exchange	6.75
Bristol West Casualty Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Services of California, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services, Inc. of Florida.	FL	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Georgia, Inc.	GA	Bristol West Holdings, Inc.	100.00
BWIS of Nevada, Inc.	NV	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Pennsylvania, Inc.	PA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Texas, Inc.	TX	Bristol West Holdings, Inc.	100.00
Bristol West Preferred Insurance Company	MI	Bristol West Holdings, Inc.	100.00
Civic Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Civic Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Coast National General Agency, Inc.	TX	Bristol West Holdings, Inc.	100.00
Coast National Holding Company	CA	Bristol West Holdings, Inc.	100.00
Coast National Insurance Company	CA	Coast National Holding Company	100.00
Corvette General Agency, Inc.	GA	Foremost Affiliated Insurance Services, Inc.	100.00
Exact Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Exact Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Farmers Financial Solutions, LLC	NV	FFS Holding, LLC	100.00
Farmers Insurance Co. of Arizona	AZ	Farmers Insurance Exchange	70.00
Farmers Insurance Co. of Arizona	AZ	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Arizona	AZ	Fire Insurance Exchange	10.00
Farmers Insurance Co. of Idaho	ID	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Idaho	ID	Truck Insurance Exchange	13.30
Farmers Insurance Co. of Idaho	ID	Fire Insurance Exchange	06.70
Farmers Insurance Co. of Oregon	OR	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Oregon	OR	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Washington	WA	Fire Insurance Exchange	80.00
Farmers Insurance Co. of Washington	WA	Truck Insurance Exchange	20.00
Farmers Insurance Co., Inc.	KS	Farmers Insurance Exchange	90.00
Farmers Insurance Co., Inc.	KS	Fire Insurance Exchange	10.00
Farmers Insurance Exchange	CA	Interinsurance Exchange
Farmers Insurance of Columbus, Inc.	OH	Farmers Insurance Exchange	100.00
Farmers New Century Insurance Company	IL	Illinois Farmers Insurance Co.	100.00
Farmers Services Insurance Agency	CA	Truck Insurance Exchange	100.00
Farmers Texas County Mutual Insurance Company	TX	County Mutual Company
FFS Holding, LLC	NV	Mid Century Ins. Co.	100.00
Fire Insurance Exchange	CA	Interinsurance Exchange
Federation Insurance Services of California, Inc.	CA	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Affiliated Insurance Services, Inc.	MI	Foremost Corporation of America	100.00
Foremost Affinity Services, Inc.	MI	Foremost Corporation of America	100.00
Foremost Corporation of America	MI	Farmers Insurance Exchange	80.00
Foremost Corporation of America	MI	Fire Insurance Exchange	10.00
Foremost Corporation of America	MI	Truck Insurance Exchange	10.00
Foremost County Mutual Insurance Company	TX	County Mutual Company
Foremost Express Insurance Agency, Inc.	MI	Foremost Corporation of America	100.00
Foremost Financial Services Corporation	DE	Foremost Corporation of America	100.00
Foremost Home Brokers, Inc,	MI	Foremost Corporation of America	100.00

Company	Domiciled	Ownership	%
Foremost Home Services Corporation	MI	Foremost Corporation of America	100.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Foremost Corporation of America	100.00
Foremost Lloyds of Texas	TX	Lloyds Company
Foremost Property and Casualty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Real Estate Company Grand Rapids, Michigan	MI	Foremost Corporation of America	100.00
Foremost Signature Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Frontier Insurance Agency, Inc.	OR	Foremost Affiliated Insurance Services, Inc.	100.00
GP, LLC	DE	Bristol West Holdings, Inc.	100.00
Illinois Farmers Insurance Co.	IL	Farmers Insurance Exchange	100.00
Insurance Data Systems, G.P.	FL	GP, LLC	0.10
Insurance Data Systems, G.P.	FL	Bristol West Holdings, Inc.	99.90
Knight Agency, Inc.	KY	Foremost Affiliated Insurance Services, Inc.	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
Mid Century Ins. Co.	CA	Farmers Insurance Exchange	80.00
Mid Century Ins. Co.	CA	Fire Insurance Exchange	12.50
Mid Century Ins. Co.	CA	Truck Insurance Exchange	07.50
Mid Century Ins. Co. of Texas	TX	Farmers Insurance Exchange	100.00
Neighborhood Spirit Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Neighborhood Spirit Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Pacific Way Insurance Agency, Inc.	WA	Foremost Affiliated Insurance Services, Inc.	100.00
Security National Insurance Company	FL	Bristol West Holdings, Inc.	100.00
Sunrise Insurance Agency of Arizona, Inc.	AZ	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency of Texas, Inc.	TX	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency, Inc.	NV	Foremost Affiliated Insurance Services, Inc.	100.00
Texas Farmers Insurance Co.	TX	Farmers Insurance Exchange	86.30
Texas Farmers Insurance Co.	TX	Mid Century Ins. Co.	13.70
Truck Insurance Exchange	CA	Interinsurance Exchange
Western Star Underwriters, Inc.	TX	Foremost Corporation of America	100.00
WVGRR Properties, LLC	DE	Farmers New World Life Insurance Company	100.00

Item 29.	Indemnification

Under its By-laws, Farmers New World Life Insurance Company, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-Laws of Farmers New World Life Insurance Company (as amended October 24, 1995)

SECTION 47

INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

(a) Right of Indemnity. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

(b) Scope of Indemnity. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

(c) Determination of Claims for Indemnity. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter

(a) Other Activity. Farmers Financial Solutions, LLC (“FFS”) is the principal underwriter for the Policies. FFS is also the principal underwriter for Farmers Annuity Separate Account A.

(b) Management. The following information is furnished with respect to the officers and directors of FFS:

Name and Principal Business Address	Positions and Offices with FFS
C. Paul Patsis[1]	Chairman of the Board
Donald K. Mealer[2]	President, Director
Jerry J. Carnahan[3]	Director
Donnell Reid[4]	Director
Joseph Conversino[2]	Assistant Vice President
Bardea C. Huppert[2]	Vice President and Chief Operating Officer

Name and Principal Business Address	Positions and Offices with FFS
Steven K. Klein[2]	Vice President and Chief Compliance Officer
Steven A. Muramoto [2]	Treasurer and Chief Financial Officer
Doren E. Hohl[3]	Secretary

[1]	The principal business address is 3003 – 77th Avenue, S.E. Mercer Island, Washington 98040.
[2]	The principal business address is 30801 Agoura Road, Bldg. 1, Agoura Hills, California 91301.
[3]	The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.
[4]	The principal business address is 1281 Pinrun Dr., Ballwin, Missouri 63011.

(c) Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
FFS	N/A	N/A	$10,951,368.10	$3,006,822.49

Other Compensation. FFS’ sales representatives and their managers are eligible for various cash benefits, such as production incentive bonuses, insurance benefits and financing arrangements.

Item 31.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder (including Rule 38a-1) are maintained by Farmers New World Life Insurance Company at 3003 77th Avenue, S.E., Mercer Island, Washington 98040, at 2500 Farmers Way, Columbus, OH 43235, and at McCamish Systems, L.L.C., Insurance Administrators, 6425 Powers Ferry Road, Atlanta, GA 30339.

Item 32.	Management Services

All management contracts are discussed in Part A or Part B.

Item 33.	Fee Representation

Farmers New World Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Farmers New World Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Variable Life Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 22nd day of October, 2009.

FARMERS VARIABLE LIFE SEPARATE ACCOUNT A (Registrant)

Attest:	/S/ BRIAN F. KREGER	By:	/S/ JAMES I. RANDOLPH
	Brian F. Kreger		James I. Randolph
	Vice President, Corporate Secretary, and General Counsel		Senior Vice President Farmers New World Life Insurance Company
Farmers New World Life Insurance Company

FARMERS NEW WORLD LIFE INSURANCE COMPANY (Depositor)

Attest:	/S/ BRIAN F. KREGER	By:	/S/ JAMES I. RANDOLPH
	Brian F. Kreger		James I. Randolph
	Vice President, Corporate Secretary, and General Counsel		Senior Vice President Farmers New World Life Insurance Company
Farmers New World Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board and Director	October 22, 2009
Paul N. Hopkins*/

	Director	October 22, 2009
Debra Broek-DeBoer*/

	Director	October 22, 2009
Kevin Hogan*/

	Director	October 22, 2009
Gary R. Severson*/

	Director	October 22, 2009
Stanley R. Smith*/

Signature	Title	Date

	Director	October 22, 2009
John F. Sullivan, Jr. */

	Senior Vice President, Chief Financial Officer and Director (Principal Financial Officer and Principal Accounting Officer)	October 22, 2009
Katherine P. Cody */

/S/ JAMES I. RANDOLPH	On October 22, 2009 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.
*/ By: James I. Randolph

EXHIBIT INDEX

Exhibit (k)(1)	Opinion of Brian F. Kreger, Esquire